The changes in the deferred income taxes are presented as follows: (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Taxes [Abstract]
Balance at January 1	$ 6,256	$ (372)
Recognized in the statement of income for the period	(3,883)	1,743
Recognized in shareholders’ equity	(2,202)	5,564
Cumulative translation adjustment	(58)	(623)
Use of tax credits		(60)
Others	2	4
Balance at June 30,	115	6,256
Deferred tax assets	564	6,451
Deferred tax liabilities	$ (449)	$ (195)